UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$164,811,752
Cash	3,091
Cash denominated in foreign currencies (2)	557,069
Interest receivable	1,877,750
Subscriptions receivable	272,318
Receivable for investments sold	100,358
Unrealized appreciation on forward foreign currency contracts	4,717,330

Total assets	172,339,668

LIABILITIES:
Due to investment adviser	202,593
Redemptions payable	984,738
Unrealized depreciation on forward foreign currency contracts	716,560
Payable for investments purchased	396,234

Total liabilities	2,300,125

NET ASSETS	$170,039,543

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,863,292
Additional paid-in capital	154,399,984
Net unrealized appreciation on investments and forward foreign currency contracts	11,749,575
Undistributed net investment income	1,266,968
Accumulated net realized gain on investments and forward foreign currency contracts	759,724

NET ASSETS	$170,039,543

NET ASSET VALUE PER OUTSTANDING SHARE	$9.13
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	18,632,915

(1) Cost of investments in securities	$157,060,117
(2) Cost of cash denominated in foreign currencies	559,899

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$3,238,795
Foreign withholding tax	(119,297)

Total income	3,119,498

EXPENSES:
Management fees	1,074,103

NET INVESTMENT INCOME	2,045,395

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	529,470
Net realized loss on forward foreign currency contracts	(19,140)
Change in net unrealized appreciation on investments and foreign currency transactions	(4,151,334)
Change in net unrealized appreciation on forward foreign currency contracts	4,768,582

Net realized and unrealized gain on investments, foreign currency transactions
and forward foreign currency contracts	1,127,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,172,973

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,045,395	$4,998,407
Net realized gain on investments	529,470	1,408,246
Net realized gain (loss) on forward foreign currency contracts	(19,140)	9,048,859
Change in net unrealized appreciation on investments	(4,151,334)	15,895,650
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts	4,768,582	(13,611,379)

Net increase in net assets resulting from operations	3,172,973	17,739,783

DISTRIBUTIONS TO SHAREHOLDERS:
Return of capital		(2,655,303)
From net investment income	(1,997,321)

Total distributions	(1,997,321)	(2,655,303)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	84,836,927	89,860,457
Reinvestment of distributions	1,997,321	2,655,303
Redemptions of shares	(65,050,349)	(67,150,092)

Net increase in net assets resulting from share transactions	21,783,899	25,365,668

Total increase in net assets	22,959,551	40,450,148

NET ASSETS:
Beginning of period	147,079,992	106,629,844

End of period (1)	$170,039,543	$147,079,992

OTHER INFORMATION:

SHARES:
Sold	9,150,120	10,552,647
Issued in reinvestment of distributions	216,160	310,146
Redeemed	(7,033,224)	(7,866,262)

Net increase	2,333,056	2,996,531

(1) Including undistributed net investment income	$1,266,968	$1,218,894

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005
	UNAUDITED

Net Asset Value, Beginning of Period	$9.02		$8.02	$10.47	$10.66	$9.98	$10.63

Income from Investment Operations

Net investment income	0.11		1.59	1.22	1.24	0.67	0.60
Net realized and unrealized gain (loss)	0.11		(0.42)	(0.82)	0.19	0.78	(0.52)

Total Income From Investment Operations	0.22		1.17	0.40	1.43	1.45	0.08

Less Distributions

Return of capital			(0.17)
From net investment income	(0.11)			(2.59)	(1.24)	(0.74)	(0.54)
From net realized gains	0.00		0.00	(0.26)	(0.38)	(0.03)	(0.19)

Total Distributions	(0.11)		(0.17)	(2.85)	(1.62)	(0.77)	(0.73)

Net Asset Value, End of Period	$9.13		$9.02	$8.02	$10.47	$10.66	$9.98

Total Return ±	2.40%	^	14.71%	4.45%	13.57%	14.85%	0.62%

Net Assets, End of Period ($000)	$170,040		$147,080	$106,630	$134,590	$264,556	$245,696

Ratio of Expenses to Average Net Assets	1.30%	*	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to
Average Net Assets	2.47%	*	4.02%	2.77%	1.98%	3.09%	1.95%

Portfolio Turnover Rate	8.97%	^	38.69%	61.73%	33.83%	46.42%	246.45%

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income.  The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

For fixed income securities, factors used in the determination of fair value may include, but are not limited to, market data incorporating available trade, bid and other market information such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.  Model processes such as Option Adjusted Spread models are used to develop prepayment and interest rate scenarios.  Price evaluators gather information from market sources and integrate relevant credit information, perceived market movements and sector news into the evaluated pricing applications and models.

Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Bonds
Corporate		-		3,882,463		-		3,882,463
Foreign government		-		127,003,872		-		127,003,872
Obligations of US states and
their subdivisions		-		6,622,632		-		6,622,632
Other debt		-		5,337,914		-		5,337,914

Short-term Investments	-	21,964,871	-	21,964,871
Other Financial Instruments*	-	4,717,330	-	4,717,330
Total Assets	-	169,529,082	-	169,529,082
Liabilities
Other Financial Instruments*		716,560	-	716,560
Total Liabilities	-	716,560	-	716,560
Total	$-	$168,812,522	$-	$168,812,522

*Other financial instruments consist of forward foreign currency contracts.  Forward foreign currency contracts are reported at their unrealized appreciation/depreciation as of June 30, 2010.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.  Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2010 were $1,591,413, $1,654,617 and 0.97%, respectively.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency transactions on the Statement of Operations.

Forward Currency Transactions

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.  Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

 Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $15,587,009 and $12,309,739 respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $156,605,649. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $13,721,092 and gross depreciation of securities in which there was an excess of tax cost over value of $5,514,989 resulting in net appreciation of $8,206,103.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio may capture potential returns from currency realignments or  hedge an undesired currency exposure by entering into a currency forward contract (combined with an underlying investment in U.S. Treasury Bills) to gain the same exposure as buying a short term local currency bond.  The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	$4,717,330	Unrealized depreciation on forward foreign currency contracts	$716,560

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Forward Foreign Currency Contracts	Net realized loss on forward foreign currency contracts	$(19,140)	Change in net unrealized appreciation on forward foreign currency contracts	$(4,151,334)

As of June 30, 2010, the Portfolio held the following forward foreign currency contracts:

						Net
		Quantity of		Quantity of		Unrealized
Currency		Currency	Currency	Currency	Settlement	Appreciation
Purchased	Counterparty	Purchased	Sold	Sold	Date	(Depreciation)

Australian Dollar	BB	304,000	JPY	22,444,320	February 2011	$(18,483)
Australian Dollar	CIT	304,000	JPY	22,499,952	February 2011	(18,493)
Australian Dollar	DB	304,000	JPY	22,545,856	February 2011	(18,501)
Brazilian Real	DB	1,889,000	JPY	89,951,627	August 2010	(52,557)
Brazilian Real	DB	1,461,000	JPY	67,894,550	September 2010	(22,679)
Brazilian Real	DB	1,065,000	JPY	48,498,715	January 2011	(37,355)
Brazilian Real	HSB	398,000	JPY	18,183,728	January 2011	(14,811)
Chilean Peso	DB	940,970,000	USD	1,848,034	January 2011	(132,406)
Chilean Peso	JPM	60,820,000	USD	119,548	January 2011	(8,654)
Chilean Peso	BA	227,300,000	USD	426,843	February 2011	(12,791)
Chilean Peso	BB	118,300,000	USD	220,596	February 2011	(5,044)
Chilean Peso	CIT	205,770,000	USD	392,316	February 2011	(17,644)
Chilean Peso	DB	889,790,000	USD	1,687,357	February 2011	(66,746)
Chilean Peso	JPM	356,400,000	USD	680,250	February 2011	(31,207)
Chilean Peso	MS	1,136,970,000	USD	2,165,422	February 2011	(94,843)
Chilean Peso	BA	59,700,000	USD	113,866	March 2011	(5,184)
Chilean Peso	DB	922,110,000	USD	1,784,268	March 2011	(106,398)
Chilean Peso	JPM	109,000,000	USD	211,199	March 2011	(12,960)
Chilean Peso	MS	168,000,000	USD	321,473	March 2011	(15,691)
Chilean Peso	DB	119,850,000	USD	228,286	April 2011	(10,462)
Chilean Peso	CIT	137,620,000	USD	252,630	May 2011	(3,205)
Chilean Peso	DB	791,429,000	USD	1,465,040	May 2011	(29,844)
Chinese Renminbi	HSB	13,218,780	EUR	1,337,954	October 2010	369,699
Chinese Renminbi	HSB	2,158,000	EUR	216,847	December 2010	63,960
Chinese Renminbi	HSB	3,282,000	USD	497,386	October 2010	(13,173)
Chinese Renminbi	HSB	9,911,205	USD	1,491,968	December 2010	(24,992)
Chinese Renminbi	JPM	2,039,805	USD	306,738	December 2010	(4,823)
Chinese Renminbi	DB	9,189,000	USD	1,383,781	February 2011	(19,352)
Israeli Shekel	CIT	4,331,800	USD	1,139,734	August 2010	(25,627)
Israeli Shekel	DB	143,000	USD	37,671	August 2010	(893)
Israeli Shekel	MS	969,533	USD	258,353	March 2011	(9,270)
Indian Rupee	CIT	3,772,000	USD	75,440	July 2010	5,330
Indian Rupee	DB	13,601,000	USD	273,644	July 2010	18,353
Indian Rupee	JPM	18,305,000	USD	367,323	July 2010	25,361
Indian Rupee	DB	51,118,000	USD	1,076,440	October 2010	5,302
Indian Rupee	HSB	42,468,000	USD	897,024	October 2010	1,627
Indian Rupee	HSB	64,100,000	USD	1,367,539	February 2011	(20,955)
Indian Rupee	JPM	10,300,000	USD	219,616	February 2011	(3,214)
Indian Rupee	DB	52,965,000	USD	1,167,444	April 2011	(59,175)
Indian Rupee	JPM	58,459,000	USD	1,290,439	April 2011	(67,458)
Indian Rupee	DB	58,455,000	USD	1,226,498	June 2011	(7,433)
Indian Rupee	HSB	37,823,000	USD	789,197	June 2011	(360)
Indian Rupee	JPM	8,994,000	USD	188,633	June 2011	(1,171)
Malaysian Ringgit	DB	2,757,177	USD	773,967	July 2010	77,444
Malaysian Ringgit	JPM	565,000	USD	157,621	July 2010	16,831
Malaysian Ringgit	HSB	25,986,000	USD	7,369,197	July 2010	532,405
Malaysian Ringgit	HSB	1,300,000	USD	371,641	August 2010	29,457
Malaysian Ringgit	DB	2,083,735	USD	607,301	October 2010	34,097
Malaysian Ringgit	DB	2,850,000	USD	843,670	November 2010	32,417
Malaysian Ringgit	HSB	1,939,424	USD	563,807	December 2010	31,551
Malaysian Ringgit	JPM	3,198,091	USD	936,782	December 2010	45,188
Malaysian Ringgit	DB	1,455,572	USD	429,246	January 2011	17,377
Malaysian Ringgit	DB	2,747,284	USD	795,738	February 2011	46,278
Malaysian Ringgit	HSB	692,000	USD	201,151	February 2011	10,921
Malaysian Ringgit	JPM	2,220,463	USD	682,905	April 2011	(3,696)
Malaysian Ringgit	JPM	4,135,000	USD	1,262,557	June 2011	(309)
Norwegian Krone	UBS	10,330,000	EUR	1,177,175	August 2010	115,096
Norwegian Krone	BB	5,165,000	EUR	587,793	September 2010	61,995
Norwegian Krone	BB	14,581,000	EUR	1,724,542	October 2010	72,731
Norwegian Krone	UBS	6,076,000	EUR	710,618	November 2010	39,522
Norwegian Krone	UBS	1,970,000	EUR	228,406	December 2010	15,403
Norwegian Krone	DB	13,102,000	EUR	1,574,627	February 2011	30,212
Norwegian Krone	UBS	15,731,200	EUR	1,889,577	February 2011	36,429
Philippine Peso	CIT	6,315,000	USD	133,273	October 2010	1,403
Philippine Peso	DB	102,936,000	USD	2,161,860	October 2010	32,650
Philippine Peso	HSB	87,999,000	USD	1,842,752	October 2010	32,953
Philippine Peso	JPM	48,801,000	USD	1,035,771	October 2010	4,367
Philippine Peso	DB	8,722,000	USD	187,091	January 2011	(2,594)
Philippine Peso	HSB	14,147,000	USD	302,864	January 2011	(3,574)
Philippine Peso	JPM	42,911,000	USD	922,076	January 2011	(14,149)
Philippine Peso	BA	22,700,000	USD	478,735	February 2011	810
Philippine Peso	DB	35,700,000	USD	745,614	February 2011	8,704
Philippine Peso	HSB	22,800,000	USD	477,774	February 2011	3,960
Philippine Peso	JPM	13,900,000	USD	293,869	February 2011	(255)
Polish Zloty	DB	12,790,000	Euro	2,996,930	September 2010	(30,627)
Polish Zloty	MS	1,341,000	Euro	315,700	May 2011	(5,684)
South Korean Won	DB	151,000,000	JPY	11,472,420	February 2011	(9,742)
South Korean Won	HSB	509,000,000	JPY	38,293,710	February 2011	(28,063)
South Korean Won	JPM	277,000,000	JPY	21,065,888	February 2011	(18,463)
South Korean Won	JPM	9,272,549,000	USD	7,930,000	February 2011	(412,528)
Swedish Krona	UBS	13,000,000	EUR	1,278,634	September 2010	97,730
Swedish Krona	DB	50,522,868	EUR	4,862,082	December 2010	546,639
Swedish Krona	UBS	9,747,000	EUR	1,014,865	June 2011	1,568
U.S. Dollar	BB	236,754	EUR	160,800	September 2010	39,995
U.S. Dollar	JPM	683,201	EUR	461,435	September 2010	118,563
U.S. Dollar	UBS	1,537,624	EUR	1,048,692	September 2010	254,393
U.S. Dollar	DB	1,251,019	EUR	847,000	October 2010	214,402
U.S. Dollar	DB	1,225,655	EUR	834,000	November 2010	204,901
U.S. Dollar	CIT	2,981,593	EUR	2,104,547	January 2011	404,618
U.S. Dollar	DB	7,350,418	EUR	5,192,000	January 2011	992,892
U.S. Dollar	UBS	7,294,163	EUR	5,209,000	January 2011	915,643
U.S. Dollar	BB	2,210,582	EUR	1,619,000	February 2011	227,978
U.S. Dollar	CIT	934,567	EUR	681,000	February 2011	100,631
U.S. Dollar	DB	1,691,574	EUR	1,234,000	February 2011	180,395
U.S. Dollar	HSB	1,107,743	EUR	810,000	February 2011	115,834
U.S. Dollar	JPM	746,969	EUR	549,000	February 2011	74,647
U.S. Dollar	UBS	2,977,885	EUR	2,173,000	February 2011	316,802
U.S. Dollar	BA	655,397	EUR	479,000	March 2011	68,735
U.S. Dollar	HSB	231,258	EUR	169,000	March 2011	24,272
U.S. Dollar	UBS	867,058	EUR	633,000	March 2011	91,783
U.S. Dollar	DB	944,580	EUR	699,000	April 2011	88,319
U.S. Dollar	HSB	1,982,967	EUR	1,461,000	April 2011	193,242
U.S. Dollar	UBS	2,029,869	EUR	1,507,000	April 2011	183,771
U.S. Dollar	DB	1,277,908	EUR	1,005,000	May 2011	46,565
U.S. Dollar	BB	1,154,814	JPY	108,290,000	August 2010	(71,351)
U.S. Dollar	CIT	769,878	JPY	72,432,000	August 2010	(50,273)
U.S. Dollar	DB	769,305	JPY	72,125,000	August 2010	(47,362)
U.S. Dollar	FB	769,880	JPY	71,901,000	August 2010	(44,258)
U.S. Dollar	HSB	384,364	JPY	36,161,000	August 2010	(25,060)
U.S. Dollar	JPM	1,155,260	JPY	108,608,000	August 2010	(74,492)
U.S. Dollar	UBS	770,758	JPY	73,111,000	August 2010	(56,996)
U.S. Dollar	BB	235,613	JPY	21,204,000	September 2010	(4,585)
U.S. Dollar	DB	471,204	JPY	43,102,000	September 2010	(17,021)
U.S. Dollar	HSB	2,246,584	JPY	206,190,000	September 2010	(88,918)
U.S. Dollar	JPM	1,033,218	JPY	94,441,000	September 2010	(36,622)
U.S. Dollar	UBS	647,927	JPY	58,884,000	September 2010	(19,097)
U.S. Dollar	BA	851,099	JPY	75,418,000	November 2010	(4,613)
U.S. Dollar	BB	4,242,364	JPY	377,170,000	November 2010	(36,205)
U.S. Dollar	CIT	731,823	JPY	65,230,958	November 2010	(8,106)
U.S. Dollar	DB	780,832	JPY	69,943,000	November 2010	(12,516)
U.S. Dollar	HSB	203,017	JPY	18,251,000	November 2010	(4,010)
U.S. Dollar	JPM	390,409	JPY	34,926,000	November 2010	(5,758)
U.S. Dollar	UBS	734,574	JPY	65,703,500	November 2010	(10,672)
U.S. Dollar	DB	780,826	JPY	67,625,000	December 2010	13,502
U.S. Dollar	BB	1,682,611	JPY	151,970,000	January 2011	(43,724)
U.S. Dollar	CIT	156,164	JPY	14,230,000	January 2011	(5,435)
U.S. Dollar	DB	407,208	JPY	36,760,000	January 2011	(10,378)
U.S. Dollar	HSB	1,385,764	JPY	125,420,000	January 2011	(39,027)
U.S. Dollar	UBS	1,327,703	JPY	119,640,000	January 2011	(31,414)
U.S. Dollar	HSB	625,271	JPY	56,220,000	February 2011	(13,881)
U.S. Dollar	JPM	625,695	JPY	56,300,000	February 2011	(14,367)
U.S. Dollar	MS	1,040,312	JPY	92,549,000	February 2011	(11,552)
U.S. Dollar	BA	199,160	JPY	17,921,410	March 2011	(4,721)
U.S. Dollar	CIT	299,162	JPY	26,945,000	March 2011	(7,346)
U.S. Dollar	HSB	521,854	JPY	46,600,000	March 2011	(8,019)
U.S. Dollar	JPM	521,556	JPY	46,600,000	March 2011	(8,317)
U.S. Dollar	MS	179,796	JPY	16,200,000	March 2011	(4,484)
U.S. Dollar	UBS	827,398	JPY	73,840,000	March 2011	(12,313)
U.S. Dollar	CIT	134,201	JPY	12,300,000	April 2011	(5,826)
U.S. Dollar	UBS	134,130	JPY	12,300,000	April 2011	(5,897)
U.S. Dollar	CIT	1,221,595	JPY	108,812,000	May 2011	(17,748)
U.S. Dollar	DB	814,396	JPY	72,750,000	May 2011	(14,210)
U.S. Dollar	UBS	1,221,588	JPY	108,758,000	May 2011	(17,140)
U.S. Dollar	DB	1,185,575	NZD	1,842,385	July 2010	(115,333)
U.S. Dollar	BB	779,922	NZD	1,215,484	August 2010	(66,694)
U.S. Dollar	CIT	2,119,793	NZD	3,240,795	August 2010	(134,157)
U.S. Dollar	DB	5,369,747	NZD	8,248,807	August 2010	(356,723)
U.S. Dollar	FB	2,297,804	NZD	3,489,941	August 2010	(88,065)
U.S. Dollar	HSB	2,890,549	NZD	4,469,000	August 2010	(166,308)
U.S. Dollar	UBS	507,996	NZD	742,825	January 2011	7,616
U.S. Dollar	HSB	182,522	NZD	271,246	February 2011	33

Net Appreciation						$4,000,770

Counterparty Abbreviations:

BA	Bank of America Corp.
BB	Barclays Bank PLC
CIT	Citigroup, Inc.
DB	Deutsche Bank
FB	Credit Suisse Group AG
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

The number of forwards contracts held at June 30, 2010 is representative of forwards contracts activity during the six months ended June 30, 2010.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY
JUNE 30, 2010

% of Portfolio
Country	Investments
Argentina	1.85%
Australia	10.99%
Belgium	0.48%
Brazil	6.36%
Egypt	5.19%
European Community	2.58%
France	2.93%
Germany	2.21%
Hungary	2.06%
Indonesia	5.11%
Iraq	0.40%
Israel	4.65%
Lithuania	0.52%
Malaysia	7.07%
Mexico	3.17%
Netherlands	2.97%
Norway	0.66%
Peru	2.31%
Poland	6.63%
Russia	3.12%
South Africa	0.53%
South Korea	11.89%
Sweden	4.47%
United States	9.18%
Venezuela	1.73%
Vietnam	0.94%
100.00%

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

BONDS

Par Value ($)		Value ($)

Foreign Banks --- 2.14%
6,500,000	KfW Bankengruppe	1,020,152
NOK	4.66% January 5, 2012
31,651,000	Landwirtschaftliche Rentenbank	2,623,061
MXP	8.50% February 22, 2016
		$3,643,213

Foreign Governments --- 74.69%
3,401,250	Government of Argentina *	3,049,788
	0.39% August 3, 2012
140,000	Government of Australia †	104,467
NZD	7.13% September 18, 2017
6,955,000	Government of Australia	5,926,532
AUD	6.00% June 14, 2011
780,000	Government of Australia	670,548
AUD	6.00% May 1, 2010
3,810,000	Government of Australia	3,278,460
AUD	5.75% April 15, 2012
1,945,000	Government of Australia	1,688,185
AUD	6.00% August 14, 2013
3,260,000	Government of Australia	2,803,990
AUD	6.00% May 1, 2012
2,835,000	Government of Australia	2,419,823
AUD	5.50% July 17, 2012
1,450,000	Government of Australia	1,228,294
AUD	5.50% March 1, 2017
600,000	Government of Belgium	797,273
EUR	4.25% September 28, 2014
182,000	Government of Brazil	980,608
BRL	10.00% January 1, 2012
100,000	Government of Brazil	1,033,970
BRL	6.00% May 15, 2045
920,000	Government of Brazil	4,786,594
BRL	10.00% January 1, 2014
284,000	Government of Brazil	2,974,410
BRL	6.00% May 15, 2015
140,000	Government of Brazil	701,759
BRL	10.00% January 1, 2017
3,000,000	Government of Egypt ‡	498,015
EGP	10.13% January 25, 2011
675,000	Government of Egypt	112,400
EGP	10.28% January 11, 2011
3,550,000	Government of France	4,824,846
EUR	4.25% October 25, 2017
1,100,000	Government of Hungary	1,159,119
EUR	3.88% February 24, 2020
900,000	Government of Hungary	1,079,932
EUR	5.75% June 11, 2018
1,175,000	Government of Hungary	1,156,387
	6.25% January 29, 2020
3,510,000,000	Government of Indonesia	508,261
IDR	12.90% June 15, 2022
25,300,000,000	Government of Indonesia	3,301,190
IDR	11.00% November 15, 2020
23,750,000,000	Government of Indonesia	2,956,698
IDR	10.75% May 15, 2016
10,000,000,000	Government of Indonesia	1,338,542
IDR	11.50% September 15, 2019
2,400,000,000	Government of Indonesia	322,307
IDR	12.00% September 15, 2026
815,000	Government of Iraq	656,075
	5.80% January 15, 2028
11,700,000	Government of Israel	3,165,766
ILS	7.00% April 29, 2011
11,840,000,000	Government of Korea	9,865,735
KRW	4.75% December 10, 2011
371,000,000	Government of Korea	309,251
KRW	4.75% March 10, 2012
1,640,000	Government of Korea	1,957,340
	7.13% April 16, 2019
128,720,000	Government of Korea	108,985
KRW	5.25% March 10, 2013
5,622,830,000	Government of Korea	4,703,043
KRW	5.50% June 10, 2011
1,059,000,000	Government of Korea	874,606
KRW	4.25% December 10, 2012
159,000,000	Government of Korea	133,966
KRW	5.25% September 10, 2012
1,969,700,000	Government of Korea	1,618,879
KRW	4.00% June 10, 2012
810,000	Government of Lithuania	849,487
	7.38% February 11, 2020
3,890,000	Government of Malaysia	1,211,504
MYR	3.76% April 28, 2011
440,000	Government of Malaysia ‡	133,693
MYR	2.75% December 28, 2010
130,000	Government of Malaysia ‡	39,432
MYR	2.76% January 20, 2011
1,470,000	Government of Malaysia	459,587
MYR	3.83% September 28, 2011
27,110,000	Government of Malaysia	8,345,826
MYR	2.43% August 19, 2010
780,000	Government of Malaysia	241,304
MYR	3.64% August 25, 2010
690,000	Government of Malaysia	212,828
MYR	2.41% July 22, 2010
19,400,000	Government of Mexico	1,616,285
MXP	8.00% December 17, 2015
37,400,000	Government of Mexico	3,610,721
MXP	10.00% December 5, 2024
3,505,000	Government of Netherlands	4,900,768
EUR	4.50% July 15, 2017
9,280,000	Government of Peru	3,807,938
PEN	8.60% August 12, 2017
1,185,000	Government of Poland ‡	317,110
PLN	4.73% July 25, 2012
20,110,000	Government of Poland ‡	5,526,792
PLN	4.52% January 25, 2012
2,600,000	Government of Poland	2,840,500
	6.38% July 15, 2019
6,635,000	Government of Poland	1,960,970
PLN	4.75% April 25, 2012
1,055,000	Government of Poland ‡	281,926
PLN	4.28% October 25, 2012
4,563,200	Government of Russia	5,144,095
	7.50% March 31, 2030
850,000	Government of South Africa	878,688
	5.50% March 9, 2020
55,770,000	Government of Sweden	7,369,149
SEK	5.25% March 15, 2011
510,000	Government of Venezuela	443,700
	10.75% September 19, 2013
2,000,000	Government of Venezuela	1,985,000
	5.38% August 7, 2010
195,000	Government of Venezuela *	180,375
	1.31% April 20, 2011
1,505,000	Government of Vietnam †	1,550,150
	6.75% January 29, 2020
		$127,003,872

Oil & Gas --- 0.14%
275,000	Petroleos de Venezuela SA ‡	239,250
	14.02% July 10, 2011
		$239,250

Supranationals --- 3.14%
950,000	Corporacion Andina de Fomento	1,167,238
	8.13% June 4, 2019
6,700,000	European Investment Bank	1,081,660
NOK	5.38% July 16, 2012
42,000,000	Inter-American Development Bank	3,089,016
MXP	7.50% December 5, 2024
		$5,337,914

U.S. Municipal --- 3.90%
15,000	Alabama State University Revenue	16,405
	5.75% September 1, 2039
15,000	Alabama State University Revenue	15,706
	5.00% September 1, 2029
140,000	Bexar County Texas Revenue	144,467
	5.25% August 15, 2047
65,000	City of Detroit MI	62,845
	4.50% November 1, 2023
550,000	Florida State Board of Education	588,791
	5.00% July 1, 2022
500,000	Florida State Board of Education	551,030
	5.00% July 1, 2020
500,000	Florida State Board of Education	538,755
	5.00% July 1, 2021
650,000	Illinois Finance Authority	680,186
	5.00% January 1, 2020
215,000	Illinois Municipal Electric Agency	217,754
	5.00% February 1, 2035
715,000	JEA Florida Water & Sewer System	713,813
	4.75% October 1, 2040
215,000	Minneapolis Minnesota Health Care System	240,219
	6.50% November 15, 2038
150,000	North Carolina Eastern Municipal Power Agency	165,701
	5.25% January 1, 2019
50,000	Philadelphia Pennsylvania	52,489
	5.00% August 1, 2024
120,000	State of California	113,954
	5.00% April 1, 2038
285,000	State of California	288,206
	5.25% March 1, 2030
90,000	State of California	81,624
	4.50% August 1, 2028
275,000	State of California	269,728
	5.13% April 1, 2033
240,000	State of California	243,211
	5.50% March 1, 2040
175,000	State of California	182,543
	6.20% March 1, 2019
275,000	State of California	288,857
	7.95% March 1, 2036
705,000	State of California	761,731
	7.63% March 1, 2040
195,000	State of California	205,146
	6.65% March 1, 2022
180,000	Tarrant County Texas Cultural Education Facilities Finance Corp	199,471
	6.25% July 1, 2028
		$6,622,632

TOTAL BONDS --- 84.01%		$142,846,881
(Cost $134,603,720)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

8,515,000	Federal Home Loan Bank	8,515,000
	0.00% July 1, 2010
1,925,000	Government of Egypt	333,623
EGP	10.17% August 17, 2010
925,000	Government of Egypt	161,010
EGP	9.68% August 3, 2010
3,625,000	Government of Egypt	609,378
EGP	10.23% December 7, 2010
6,950,000	Government of Egypt	1,160,290
EGP	10.15% January 4, 2011
6,400,000	Government of Egypt	1,043,582
EGP	10.17% March 29, 2011
425,000	Government of Egypt	69,697
EGP	10.19% March 8, 2011
6,925,000	Government of Egypt	1,126,214
EGP	10.02% April 12, 2011
14,375,000	Government of Egypt	2,371,995
EGP	10.65% February 8, 2011
1,075,000	Government of Egypt	179,999
EGP	10.34% December 21, 2010
850,000	Government of Egypt	143,456
EGP	10.20% November 23, 2010
400,000	Government of Egypt	69,101
EGP	9.76% August 31, 2010
1,500,000	Government of Egypt	252,628
EGP	10.25% November 30, 2010
275,000	Government of Egypt	47,592
EGP	9.82% August 24, 2010
275,000	Government of Egypt	47,051
	10.00% October 5, 2010
1,950,000	Government of Egypt	330,950
	2.66% November 2, 2010
1,090,000	Government of Israel	277,050
	1.96% February 2, 2011
1,155,000	Government of Israel	293,021
	2.00% March 2, 2011
6,405,000	Government of Israel	1,621,018
	2.20% April 6, 2011
1,950,000	Government of Israel	498,034
	10.19% October 6, 2010
7,120,000	Government of Israel	1,806,373
	2.68% January 5, 2011
1,660,000	Government of Malaysia	507,791
	2.60% November 16, 2010
225,000	Government of Malaysia	68,906
	2.41% November 9, 2010
770,000	Government of Malaysia	234,918
	2.42% January 6, 2011
350,000	Government of Malaysia	107,237
	2.42% November 2, 2010
290,000	Government of Malaysia	88,957
MYR	2.41% October 15, 2010

TOTAL SHORT-TERM INVESTMENTS --- 12.92%		$21,964,871
(Cost $22,456,397)

OTHER ASSETS & LIABILITIES --- 3.07%		$5,227,791

TOTAL NET ASSETS --- 100%		$170,039,543
(Cost $157,060,117)

Legend

†           Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
*           Represents the current interest rate for variable rate security.
‡           For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.

See Summary of Investments by Country following Schedule of Investments.
See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
EGP	-	Egypt Pound
EUR	-	Euro Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israel New Shekel
KRW	-	South Korean Won
MXP	-	Mexican Peso
MYR	-	Malaysia Ringgit
NOK	-	Norway Krone
NZD	-	New Zealand Dollar
PEN	-	Peru Nuevo Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

SHAREHOLDER EXPENSE EXAMPLE
Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,024.05	$6.52

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.35	$6.51

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010